Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
Cost, Balance beginning	$ 38,064,952	$ 37,326,178
Acquisitions through business combinations		2,917,702
Additions	2,108,242	4,453,461
Disposals	(827,687)	(682,647)
Impairment of fixed assets	(3,702,367)	(4,408,037)
Transfer in (out)
Exchange differences	298,167	(1,541,705)
Cost, Ending balance	35,941,307	38,064,952
Accumulated Depreciation
Accumulated Depreciation, Balance beginning	29,998,191	27,428,877
Acquisitions through business combinations		841,603
Depreciation charged for the year	2,223,647	3,374,285
Disposals	(619,594)	(626,694)
Exchange differences	295,338	(1,019,880)
Accumulated Depreciation, Ending balance	31,897,582	29,998,191
Net book value	4,043,725	8,066,761
Leasehold improvements [Member]
Cost
Cost, Balance beginning	3,146,864	3,239,683
Acquisitions through business combinations
Additions		146,750
Disposals	(106,385)	(125,666)
Impairment of fixed assets
Transfer in (out)		1,426
Exchange differences	33,330	(115,329)
Cost, Ending balance	3,073,809	3,146,864
Accumulated Depreciation
Accumulated Depreciation, Balance beginning	2,577,341	2,693,472
Acquisitions through business combinations
Depreciation charged for the year	105,006	101,881
Disposals	(106,287)	(121,818)
Exchange differences	28,979	(96,194)
Accumulated Depreciation, Ending balance	2,605,039	2,577,341
Net book value	468,770	569,523
Machinery and equipment [Member]
Cost
Cost, Balance beginning	4,868,015	5,108,501
Acquisitions through business combinations
Additions	13,390	35,987
Disposals	(107,569)	(94,616)
Impairment of fixed assets
Transfer in (out)
Exchange differences	55,507	(181,857)
Cost, Ending balance	4,829,343	4,868,015
Accumulated Depreciation
Accumulated Depreciation, Balance beginning	4,748,031	4,906,277
Acquisitions through business combinations
Depreciation charged for the year	67,840	105,302
Disposals	(107,565)	(89,083)
Exchange differences	53,293	(174,465)
Accumulated Depreciation, Ending balance	4,761,599	4,748,031
Net book value	67,744	119,984
Office furbishing and equipment [Member]
Cost
Cost, Balance beginning	5,354,351	5,412,444
Acquisitions through business combinations		205,070
Additions	26,202	40,690
Disposals	(97,835)	(70,482)
Impairment of fixed assets
Transfer in (out)
Exchange differences	53,107	(233,371)
Cost, Ending balance	5,335,825	5,354,351
Accumulated Depreciation
Accumulated Depreciation, Balance beginning	4,889,742	4,799,149
Acquisitions through business combinations		184,364
Depreciation charged for the year	166,670	184,958
Disposals	(91,802)	(69,528)
Exchange differences	50,910	(209,201)
Accumulated Depreciation, Ending balance	5,015,520	4,889,742
Net book value	320,305	464,609
Vehicles [Member]
Cost
Cost, Balance beginning	15,518,987	16,233,868
Acquisitions through business combinations		141,619
Additions	39,199	92,813
Disposals	(214,021)	(367,110)
Impairment of fixed assets
Transfer in (out)
Exchange differences	161,220	(582,203)
Cost, Ending balance	15,505,385	15,518,987
Accumulated Depreciation
Accumulated Depreciation, Balance beginning	13,493,656	13,447,168
Acquisitions through business combinations		136,723
Depreciation charged for the year	448,136	727,204
Disposals	(213,092)	(339,179)
Exchange differences	151,978	(478,260)
Accumulated Depreciation, Ending balance	13,880,678	13,493,656
Net book value	1,624,707	2,025,331
Assets under construction [Member]
Cost
Cost, Balance beginning	33,222	248,686
Acquisitions through business combinations
Additions	74,126	33,222
Disposals
Impairment of fixed assets
Transfer in (out)		(239,833)
Exchange differences	1,561	(8,853)
Cost, Ending balance	108,909	33,222
Accumulated Depreciation
Accumulated Depreciation, Balance beginning
Acquisitions through business combinations
Depreciation charged for the year
Disposals
Exchange differences
Accumulated Depreciation, Ending balance
Net book value	108,909	33,222
GDM machines [Member]
Cost
Cost, Balance beginning	1,948,698	1,713,926
Acquisitions through business combinations
Additions	1,144,766	72,892
Disposals		(15,513)
Impairment of fixed assets
Transfer in (out)		238,407
Exchange differences	40,419	(61,014)
Cost, Ending balance	3,133,883	1,948,698
Accumulated Depreciation
Accumulated Depreciation, Balance beginning	1,230,247	891,378
Acquisitions through business combinations
Depreciation charged for the year	429,512	371,378
Disposals		(5,116)
Exchange differences	20,834	(27,393)
Accumulated Depreciation, Ending balance	1,680,593	1,230,247
Net book value	1,453,290	718,451
Robots [Member]
Cost
Cost, Balance beginning	7,194,815	5,369,070
Acquisitions through business combinations		2,571,013
Additions	810,559	4,031,107
Disposals	(301,877)	(9,260)
Impairment of fixed assets	(3,702,367)	(4,408,037)
Transfer in (out)
Exchange differences	(46,977)	(359,078)
Cost, Ending balance	3,954,153	7,194,815
Accumulated Depreciation
Accumulated Depreciation, Balance beginning	3,059,174	691,433
Acquisitions through business combinations		520,516
Depreciation charged for the year	1,006,483	1,883,562
Disposals	(100,848)	(1,970)
Exchange differences	(10,656)	(34,367)
Accumulated Depreciation, Ending balance	3,954,153	3,059,174
Net book value		$ 8,564,630